UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881
                                                     ---------

                 Oppenheimer Rochester Minnesota Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                COUPON      MATURITY        VALUE
-----------                                              ------     ----------   ------------
MUNICIPAL BONDS AND NOTES--109.0%
MINNESOTA--105.7%
$    50,000   Alexandria, MN Health Care Facilities
              (Board of Social Ministry)(1)               6.000%    07/01/2032   $     49,323
     25,000   Apple Valley, MN EDA (Evercare Senior
              Living)(1)                                  6.000     12/01/2025         23,447
     40,000   Austin, MN GO(1)                            5.000     10/01/2016         40,016
     25,000   Austin, MN GO(1)                            5.000     10/01/2018         24,997
    850,000   Becker, MN Pollution Control (Northern
              States Power Company)(1)                    8.500     03/01/2019        995,911
     10,000   Bemidji, MN Health Care Facilities
              (North Country Health Services)(1)          5.000     09/01/2031          9,487
     70,000   Brainerd, MN Health Care Facilities
              (Benedictine Health System)(1)              6.000     02/15/2020         69,774
     20,000   Brooklyn Park, MN Economic Devel.
              Authority (Brooks Landing
              Apartments)(1)                              5.600     07/01/2024         20,077
     10,000   Burnsville, MN EDA, Series A(1)             6.375     12/01/2014         10,032
    100,000   Burnsville, MN Multifamily (Coventry
              Court)(1)                                   5.950     09/20/2029        102,583
  1,000,000   Chippewa County, MN Gross Revenue
              (Montevideo Hospital)(1)                    5.500     03/01/2037        863,140
    135,000   Cloguet, MN Pollution Control (Potlach
              Corp.)(1)                                   5.900     10/01/2026        129,614
  1,000,000   Columbia Heights, MN EDA Tax Increment
              (Huset Park Area Redevel.)(1)               5.375     02/15/2032        868,820
    200,000   Columbia Heights, MN Multifamily &
              Health Care Facilities (Crest View
              Corp.)                                      5.700     07/01/2042        180,516
      5,000   Coon Rapids, MN Hsg. (Pine Point
              Apartments)(1)                              6.125     05/01/2032          5,130
     50,000   Coon Rapids, MN Multifamily (Drake
              Apartments)(1)                              7.000     04/01/2020         49,657
    400,000   Cottage Grove, MN Senior Hsg.               6.000     12/01/2046        363,280
    200,000   Cuyuna Range, MN Hospital District
              Health Facilities(1)                        5.000     06/01/2029        179,296
    200,000   Dakota County, MN Community Devel.
              Agency (Regent Burnsville)                  6.000     07/01/2045        186,302
      5,000   Douglas County, MN Alexandria Hsg. &
              Redevel. Authority (Windmill Ponds)(1)      5.000(2)  07/01/2015          4,670
     10,000   Duluth, MN EDA (Benedictine Health
              System/St. Mary's Duluth Clinic)(1)         5.250     02/15/2028         10,848
    750,000   Duluth, MN Hsg. & Redevel. Authority
              (Benedictine Health Center)(1)              5.875     11/01/2033        698,918
     25,000   Eden Prairie, MN Multifamily Hsg.
              (Edendale Apartments)(1)                    5.600     12/01/2032         25,145
    250,000   Eveleth, MN Health Care (Arrowhead
              Senior Living Community)(1)                 5.200     10/01/2027        215,230
    300,000   Falcon Heights, MN (Kaleidoscope
              Charter School)(1)                          6.000     11/01/2037        267,729
     50,000   Faribault, MN Hsg. & Redevel.
              Authority (Trails Edge Apartments)(1)       5.250     02/01/2028         44,836
      5,000   Glencoe, MN GO(1)                           5.500     12/01/2014          5,011
    370,000   Golden Valley, MN (CRC/CAH/BCH/ECH
              Obligated Group)(1)                         5.500     12/01/2029        360,624
    130,000   Grand Rapids, MN Hsg. and Redevel.
              Authority (Lakeshore)(1)                    5.700     10/01/2029        131,292


               1 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                COUPON      MATURITY        VALUE
-----------                                              ------     ----------   ------------
$    35,000   Harmony, MN Multifamily (Zedakah
              Foundation)(1)                              5.950%    09/01/2020   $     32,139
     50,000   Hastings, MN Health Care Facility
              (Regina Medical Center)(1)                  5.300     09/15/2028         45,683
     90,000   Hayfield, MN GO(1)                          5.000     02/01/2018         90,073
  1,600,000   Hopkins, MN Hsg. and Redevel.
              Authority (Excelsior Crossings)(1)          5.050     02/01/2030      1,371,552
    110,000   International Falls, MN Pollution
              Control (Boise Cascade Corp.)(1)            5.500     04/01/2023         95,919
    180,000   International Falls, MN Pollution
              Control (Boise Cascade Corp.)(1)            5.650     12/01/2022        159,716
    115,000   International Falls, MN Solid Waste
              Disposal (Boise Cascade Corp.)(1)           6.850     12/01/2029        111,911
    500,000   Lake Crystal, MN Hsg. (Ecumen-Second
              Century)(1)                                 5.700     09/01/2036        458,360
    500,000   Lamberton, MN Solid Waste (Highwater
              Ethanol)(1)                                 8.500     12/01/2022        491,090
     20,000   Litchfield, MN EDA (Hsg. Devel.)(1)         5.400     02/01/2012         20,047
     15,000   Litchfield, MN EDA (Hsg. Devel.)(1)         5.500     02/01/2022         15,022
    225,000   Mahtomedi, MN Multifamily
              (Briarcliff)(1)                             7.350     06/01/2036        225,137
      5,000   Maple Grove, MN GO(1)                       5.000     02/01/2019          5,007
     20,000   Maplewood, MN Multifamily Hsg. (Hazel
              Ridge)(1)                                   5.700     12/01/2032         20,007
    750,000   Meeker County, MN (Memorial
              Hospital)(1)                                5.750     11/01/2037        696,945
    238,872   Minneapolis & St. Paul, MN Hsg.
              Finance Board (Single Family Mtg.)          5.000     12/01/2038        220,584
  1,364,740   Minneapolis & St. Paul, MN Hsg.
              Finance Board (Single Family Mtg.)          5.250     12/01/2040      1,303,818
     55,000   Minneapolis & St. Paul, MN Hsg.
              Finance Board (Single Family Mtg.)(1)       6.250     11/01/2030         56,291
    120,000   Minneapolis & St. Paul, MN
              Metropolitan Airports Commission(1)         5.250     01/01/2022        116,279
     25,000   Minneapolis & St. Paul, MN
              Metropolitan Airports Commission,
              Series A(1)                                 5.000     01/01/2028         24,785
     75,000   Minneapolis, MN (Carechoice Member)(1)      5.875     04/01/2024         71,477
     95,000   Minneapolis, MN (Sports Arena)(1)           5.125     10/01/2020         95,152
     25,000   Minneapolis, MN (Sports Arena)(1)           5.400     07/01/2030         24,715
    500,000   Minneapolis, MN Collateralized
              Multifamily Hsg. (Vantage Flats)            5.200     10/20/2048        462,940
     15,000   Minneapolis, MN Community Devel.
              Agency(1)                                   5.875     06/01/2019         15,909
     10,000   Minneapolis, MN Community Devel.
              Agency (Cord-Sets)(1)                       5.500     06/01/2018         10,060
    115,000   Minneapolis, MN Community Devel.
              Agency (Riverside Homes of
              Minneapolis)(1)                             6.200     09/01/2029        116,370
    200,000   Minneapolis, MN Multifamily Hsg.
              (Blaisdell Apartments)                      5.500     04/01/2042        165,630
     20,000   Minneapolis, MN Multifamily Hsg. (East
              Village Hsg. Corp.)                         5.750     10/20/2042         19,504
     35,000   Minneapolis, MN Multifamily Hsg.
              (Riverside Plaza)(1)                        5.100     12/20/2018         35,012
    190,000   Minneapolis, MN Multifamily Hsg.
              (Riverside Plaza)(1)                        5.200     12/20/2030        182,932
     15,000   Minneapolis, MN Sports Arena(1)             5.100     10/01/2013         15,032
    100,000   Minneapolis, MN Sports Arena(1)             5.100     04/01/2014        100,214


               2 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                COUPON      MATURITY        VALUE
-----------                                              ------     ----------   ------------
$   250,000   Minneapolis, MN Supported Devel.
              (Common Bond Fund)(1)                       5.000%    06/01/2028   $    230,565
    600,000   Minneapolis, MN Tax Increment (Grant
              Park)(1)                                    5.200     02/01/2022        559,656
  1,750,000   Minneapolis, MN Tax Increment (Grant
              Park)(1)                                    5.350     02/01/2030      1,552,355
    500,000   Minneapolis, MN Tax Increment (Ivy
              Tower)(1)                                   5.500     02/01/2022        478,085
    250,000   Minneapolis, MN Tax Increment (St.
              Anthony Falls)(1)                           5.750     02/01/2027        233,108
    635,000   Minneapolis, MN Tax Increment (Unocal
              Site)(1)                                    5.400     02/01/2031        556,571
      5,000   Minneota, MN Hsg. Facilities (Madison
              Ave. Apartments)(1)                         5.750     04/01/2019          4,789
     40,000   Minnetonka, MN Multifamily Hsg. (Cedar
              Hills East/ Cedar Hills West)(1)            5.900     10/20/2019         40,893
    200,000   MN Agricultural & Economic Devel.
              Board(1)                                    7.250     08/01/2020        204,164
      5,000   MN Agricultural & Economic Devel.
              Board (Benedictine Health System)(1)        5.000     02/15/2023          5,236
    155,000   MN Agricultural & Economic Devel.
              Board (Fairview Health Services)            6.375     11/15/2022        161,031
     90,000   MN Agricultural & Economic Devel.
              Board (Fairview Health Services)            6.375     11/15/2029         93,126
     15,000   MN HEFA (Gustavus Adolphus College)(1)      5.250     10/01/2009         15,032
     45,000   MN HEFA (University of St. Thomas)(1)       5.250     10/01/2034         45,068
     60,000   MN HFA (Rental Hsg.)(1)                     5.200     08/01/2029         57,985
    135,000   MN HFA (Rental Hsg.)(1)                     5.875     08/01/2028        135,223
     25,000   MN HFA (Rental Hsg.)(1)                     6.125     08/01/2021         25,183
     15,000   MN HFA (Rental Hsg.)(1)                     6.150     08/01/2025         15,099
    250,000   MN HFA (Residential Hsg.)(1)                5.100     07/01/2031        237,038
     25,000   MN HFA (Residential Hsg.)(1)                5.350     07/01/2033         24,328
     30,000   MN HFA (Single Family Mtg.)(1)              5.150     07/01/2019         30,647
     10,000   MN HFA (Single Family Mtg.)(1)              5.200     07/01/2013         10,078
    135,000   MN HFA (Single Family Mtg.)(1)              5.400     01/01/2025        135,090
     10,000   MN HFA (Single Family Mtg.)(1)              5.550     07/01/2013         10,137
    495,000   MN HFA (Single Family Mtg.)(1)              5.600     07/01/2013        500,707
     30,000   MN HFA (Single Family Mtg.)(1)              5.600     07/01/2022         30,795
      5,000   MN HFA (Single Family Mtg.)(1)              5.650     07/01/2031          5,109
     25,000   MN HFA (Single Family Mtg.)(1)              5.650     07/01/2031         25,680
      5,000   MN HFA (Single Family Mtg.)(1)              5.750     01/01/2026          5,009
     10,000   MN HFA (Single Family Mtg.)(1)              5.850     07/01/2019         10,236
     20,000   MN HFA (Single Family Mtg.)(1)              5.875     01/01/2017         20,657
    680,000   MN HFA (Single Family Mtg.)(1)              5.900     07/01/2025        696,021
     10,000   MN HFA (Single Family Mtg.)(1)              5.950     01/01/2017         10,135
     10,000   MN HFA (Single Family Mtg.)(1)              6.100     07/01/2030         10,370
    305,000   MN HFA (Single Family Mtg.)(1)              6.250     07/01/2026        309,136
     15,000   MN Public Facilities Authority Water
              Pollution(1)                                5.000     03/01/2015         15,029
    860,000   MN Seaway Port Authority of Duluth
              (Northstar Aerospace)(1)                    5.000     04/01/2017        805,080
  1,410,000   MN Seaway Port Authority of Duluth
              (Northstar Aerospace)(1)                    5.200     04/01/2027      1,245,552


               3 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                COUPON      MATURITY        VALUE
-----------                                              ------     ----------   ------------
$   200,000   Moorhead, MN EDA (Eventide)(1)              5.150%    06/01/2029   $    174,694
     20,000   Moorhead, MN Public Utility(1)              5.100     11/01/2017         20,040
     55,000   New Hope, MN Hsg. & Health Care
              Facilities (Minnesota Masonic Home
              North Ridge)(1)                             5.875     03/01/2029         50,927
     40,000   Northfield, MN Senior Hsg. (Northfield
              Manor)(1)                                   6.000     07/01/2033         35,458
    110,000   Olmstead County, MN Health Care
              Facilities (Olmsted Medical Group)(1)       5.450     07/01/2013        110,019
    300,000   Otter Tail County, MN GO(1)                 7.500     11/01/2019        254,895
    100,000   Park Rapids, MN Health Facilities
              (Mankato Lutheran Homes)(1)                 5.600     08/01/2036         86,143
    100,000   Pine City, MN Health Care & Hsg.
              (North Branch)                              6.125     10/20/2047         91,921
    100,000   Plymouth, MN Health Facilities
              (HealthSpan Health System/North
              Memorial Medical Center Obligated
              Group)(1)                                   6.125     06/01/2024        100,185
     65,000   Plymouth, MN Health Facilities
              (HealthSpan Health System/North
              Memorial Medical Center Obligated
              Group)(1)                                   6.250     06/01/2016         65,260
    125,000   Prior Lake, MN Senior Hsg. (Shepherds
              Path Senior Hsg.)                           5.750     08/01/2041        115,481
     25,000   Ramsey County, MN Hsg. & Redevel.
              Authority (Hanover Townhouses)(1)           5.625     07/01/2016         25,206
  2,000,000   Redwood Falls, MN (Redwood Area
              Hospital)(1)                                5.125     12/01/2036      1,722,580
    200,000   Sartell, MN Health Care & Hsg.
              Facilities (The Foundation for Health
              Care Continuums)(1)                         6.625     09/01/2029        201,306
     25,000   Slayton, MN Tax Increment, Series B(1)      5.350     02/01/2013         25,030
    500,000   South St. Paul, MN Hsg. & Redevel.
              Authority (Airport)(1)                      5.125     09/01/2029        489,530
     25,000   South Washington County, MN
              Independent School District No. 833
              COP(1)                                      5.250     12/01/2014         25,011
  1,000,000   St. Anthony, MN Hsg. & Redevel.
              Authority (Silver Lake Village)(1)          5.000     02/01/2031        829,250
    250,000   St. Anthony, MN Hsg. & Redevel.
              Authority (Silver Lake Village)(1)          5.625     02/01/2031        226,180
     40,000   St. Cloud, MN Hospital Facilities (St.
              Cloud Hospital)(1)                          5.000     07/01/2015         40,066
      5,000   St. Cloud, MN Hospital Facilities (St.
              Cloud Hospital)(1)                          5.000     07/01/2015          5,008
     15,000   St. Cloud, MN Hospital Facilities (St.
              Cloud Hospital)(1)                          5.000     07/01/2020         15,016
     10,000   St. Paul, MN GO(1)                          5.000     12/01/2018         10,014
  1,000,000   St. Paul, MN Hsg. & Redevel. Authority
              (559 Capital Blvd./HSJH/BLMC/DRH/HESJH
              Obligated Group)(1)                         5.700     11/01/2015      1,005,590
    400,000   St. Paul, MN Hsg. & Redevel. Authority
              (Bridgecreek Senior Place)(1)               7.000     09/15/2037        388,576
     50,000   St. Paul, MN Hsg. & Redevel. Authority
              (District Cooling St. Paul)(1)              5.350     03/01/2018         50,276
    324,000   St. Paul, MN Hsg. & Redevel. Authority
              (Great Northern Lofts)(1)                   6.250     03/01/2029        318,618
  1,405,000   St. Paul, MN Hsg. & Redevel. Authority
              (HealthEast)(1)                             6.000     11/15/2025      1,412,770


               4 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                COUPON      MATURITY        VALUE
-----------                                              ------     ----------   ------------
$   150,000   St. Paul, MN Hsg. & Redevel. Authority
              (Hmong Academy)(1)                          6.000%    09/01/2036   $    135,798
    750,000   St. Paul, MN Hsg. & Redevel. Authority
              (Selby Grotto Hsg.)                         5.500     09/20/2044        746,423
     50,000   St. Paul, MN Hsg. & Redevel. Authority
              (U.S. Bank Operations Center)(1)            6.750     02/01/2028         50,367
      5,000   St. Paul, MN Hsg. & Redevel. Authority
              Health Care Facility (Regions
              Hospital)(1)                                5.200     05/15/2013          5,020
     25,000   St. Paul, MN Hsg. & Redevel. Authority
              Health Care Facility (Regions
              Hospital)(1)                                5.250     05/15/2018         24,828
     35,000   St. Paul, MN Hsg. & Redevel. Authority
              Health Care Facility (Regions
              Hospital)(1)                                5.300     05/15/2028         33,385
    100,000   St. Paul, MN Independent School
              District No. 625 COP(1)                     6.375     02/01/2013        100,332
    100,000   St. Paul, MN Port Authority (Great
              Northern)(1)                                6.000     03/01/2030         91,673
    200,000   Stillwater, MN Multifamily (Orleans
              Homes)                                      5.500     02/01/2042        165,678
     10,000   University of Minnesota(1)                  6.200     09/01/2012         10,059
     25,000   Virginia, MN Hsg. & Redevel. Authority
              Health Care Facilities(1)                   5.375     10/01/2030         23,980
     15,000   Washington County, MN Hsg. & Redevel.
              Authority (HealthEast Bethesda
              Hospital)(1)                                5.375     11/15/2018         14,635
    115,000   Washington County, MN Hsg. & Redevel.
              Authority (HealthEast Bethesda
              Hospital)(1)                                5.375     11/15/2018        112,200
    130,000   Washington County, MN Hsg. & Redevel.
              Authority (HealthEast Bethesda
              Hospital)(1)                                5.500     11/15/2027        122,673
                                                                                 ------------
                                                                                   30,893,121
U.S. POSSESSIONS--3.3%
  6,778,000   Guam Tobacco Settlement Economic
              Devel. & Commerce Authority (TASC)          7.250(3)  06/01/2057        133,594
     90,000   Puerto Rico Children's Trust Fund
              (TASC)(1)                                   5.375     05/15/2033         84,876
 11,200,000   Puerto Rico Children's Trust Fund
              (TASC)                                      6.626(3)  05/15/2050        509,040
    240,000   Puerto Rico IMEPCF (American
              Airlines)(1)                                6.450     12/01/2025        130,046
      5,000   Puerto Rico ITEMECF (Ana G. Mendez
              University)(1)                              5.375     02/01/2019          4,976
    160,000   Puerto Rico Port Authority (American
              Airlines), Series A(1)                      6.250     06/01/2026         86,712
                                                                                 ------------
                                                                                      949,244
                                                                                 ------------
TOTAL INVESTMENTS, AT VALUE (COST $34,034,256)-109.0%                              31,842,365
                                                                                 ------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(9.0)                                        (2,619,301)
                                                                                 ------------
NET ASSETS-100.0%                                                                $ 29,223,064
                                                                                 ============

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3.   Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCH       Bethany Covenant Home
BLMC      Bethesda Lutheran Medical Center
CAH       Colonial Acres Home
COP       Certificates of Participation


               5 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

CRC       Covenant Retirement Communities
DRH       D.R. Hospital
ECH       Ebenezer Covenant Home
EDA       Economic Devel. Authority
GO        General Obligation
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HSJH      HealthEast St. Joseph's Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental
          Community Facilities
TASC      Tobacco Settlement Asset-Backed Bonds

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                 INVESTMENTS    OTHER FINANCIAL
VALUATION INPUTS                                IN SECURITIES     INSTRUMENTS*
----------------                                -------------   ---------------
Level 1 - Quoted Prices                          $        --          $--
Level 2 - Other Significant Observable Inputs     31,842,365           --
Level 3 - Significant Unobservable Inputs                 --           --
                                                 -----------          ---
   TOTAL                                         $31,842,365          $--
                                                 ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not


               6 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the


               7 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Oppenheimer Rochester Minnesota Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the period ended June 30, 2008 are as follows:

Average Daily Loan Balance    $2,884,615
Average Daily Interest Rate        2.868%
Fees Paid                     $    3,175
Interest Paid                 $   15,442

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $34,034,256
                                 ===========
Gross unrealized appreciation    $    71,254
Gross unrealized depreciation     (2,263,145)
                                 -----------
Net unrealized depreciation      $(2,191,891)
                                 ===========


               8 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008